Note 15 - Quarterly Financial Information (Details) - USD ($)	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Revenue	$ 235,586	$ 43,293	$ 65,848	$ 162,747	$ 119,533	$ 55,681	$ 47,993	$ 11,014
Operating loss	(2,022,257)	(2,415,818)	(2,803,433)	(2,675,300)	(3,147,929)	(2,389,291)	(2,712,065)	(2,552,293)
Net income (loss)	$ (4,674,752)	$ 1,792,956	$ (2,728,876)	$ (4,194,465)	$ (4,346,638)	$ (2,576,750)	$ (3,035,704)	$ (357,225)
Income (Loss) Per Share (Basic and Diluted) (in dollars per share)	$ (0.02)	$ 0.02	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.03)	$ (0.03)	$ 0